Related party transactions - Directors' remuneration (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Directors' and other members of key management's remuneration	$ 325,000	$ 143,000	$ 558,000	$ 265,000
As previously reported
IFRS Statement [Line Items]
Directors' and other members of key management's remuneration					$ 557	$ 411